Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (38,567)	$ (6,311)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	24,492	222
Gain on PPP loan forgiveness	0	(3,482)
Amortization of debt discount on debt financing	1,034	0
Provision for deferred taxes	0	(793)
Depreciation and amortization	571	388
Issuance of Community Shares	1,971	0
Noncash interest – deferred purchase consideration	81	54
Noncash change in fair value of derivatives	4,958	0
Changes in operating assets and liabilities:
Accounts receivable	(3,234)	(2,478)
Prepaid expenses and other current assets	534	(675)
Deferred costs	0	(930)
Other assets	0	872
Accounts payable	4,853	1,299
Operating lease liabilities	32	0
Accrued expenses and other current liabilities	128	(364)
Deferred revenue	344	88
Other non-current liabilities	0	(146)
Net cash used in operating activities	(2,803)	(12,256)
Cash flows from investing activities
Purchases of short-term investments	0	(17,692)
Proceeds from sale and maturity of short-term investments	2,550	27,481
Payment of deferred purchase consideration	(718)	(188)
Net cash acquired in acquisition of Furmacy, Inc.	54	0
Cash paid for acquisition of Compare Pet Insurance, Inc.	0	(1,509)
Purchase of property and equipment	(51)	(5)
Net cash provided by investing activities	1,835	8,087
Cash flows from financing activities
Proceeds from exercises of stock options	17	3
Payments on PPP loan	(404)	(54)
Proceeds from Blue Torch Financing Agreement	24,123	0
Repayment of Blue Torch Financing	(161)	0
Proceeds from the issuance of Series P preferred stock, net of issuance costs	10,925	0
Proceeds from Business Combination with CHW, net of transaction costs	2,589	0
Net cash provided by financing activities	37,089	(51)
Net change in cash, cash equivalents, and restricted cash	36,121	(4,220)
Cash, cash equivalents and restricted cash at beginning of period	2,845	7,065
Cash, cash equivalents and restricted cash at end of period	38,966	2,845
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	2,470	22
Cash paid during the year for income taxes	0	1
Forward share purchase agreements	4,958	0
Conversion of preferred shares to common stock	$ (121,188)	$ 0